Shareholder Fees - FidelityMegaCapStockFund-RetailPRO	Aug. 29, 2024 USD ($)
FidelityMegaCapStockFund-RetailPRO | Fidelity Mega Cap Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none